Quarterly Holdings Report
for
Fidelity® Series High Income Fund
January 31, 2025
FSH-NPRT3-0425
1.924276.113
Alternative Funds - 1.4%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(u) (Cost $20,459,370)	2,055,500	20,123,349

Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.4919% 10/25/2037 (c)(d)(e)	213,000	216,255
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Agl Clo 5 Ltd Series 2024-5A Class ERR, CME Term SOFR 3 month Index + 6.0884%, 10.3816% 7/20/2034 (c)(d)(e)	100,000	100,566
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7932% 1/20/2035 (c)(d)(e)	207,000	207,132
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.7901% 10/22/2037 (c)(d)(e)	125,000	127,433
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 10.552% 7/15/2039 (c)(d)(e)	250,000	256,131
Benefit Street Partners Clo Xxxix Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 0% 4/15/2038 (c)(d)(e)(f)	250,000	250,000
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.802% 7/15/2037 (c)(d)(e)	316,000	320,530
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0432% 10/20/2037 (c)(d)(e)	100,000	103,155
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.9214% 10/20/2037 (c)(d)(e)	150,000	154,198
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 0% 1/17/2038 (c)(d)(e)	100,000	100,040
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.302% 7/15/2037 (c)(d)(e)	100,000	102,426
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.6606% 10/20/2037 (c)(d)(e)	125,000	127,867
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 2.5% 2/20/2038 (c)(d)(e)	435,000	435,000
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 10.2529% 10/20/2037 (c)(d)(e)	220,000	228,921
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9932% 7/20/2037 (c)(d)(e)	1,000,000	1,023,199
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.15% 1/15/2033 (c)(d)(e)	269,000	271,264
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 3.8% 4/20/2038 (c)(d)(e)	100,000	99,999
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.5928% 10/15/2039 (c)(d)(e)	208,000	212,947
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		4,120,808
UNITED STATES - 0.1%
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 10.1997% 10/15/2036 (c)(d)(e)	558,000	578,830
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9932% 7/20/2037 (c)(d)(e)	397,000	404,689
Obra Clo 1 Ltd / Obra Clo 1 LLC Series 2024-1A Class D2, 8.259% 1/20/2038 (c)	150,000	153,991
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.1731% 1/20/2038 (c)(d)(e)	150,000	152,588
TOTAL UNITED STATES		1,290,098
TOTAL ASSET-BACKED SECURITIES (Cost $5,523,445)		5,627,161

Bank Loan Obligations - 6.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.6455% 9/13/2029 (d)(e)(g)(h)	75,766	75,765
SWITZERLAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0139% 11/15/2030 (d)(e)(g)	2,823,663	2,738,162
UNITED KINGDOM - 0.2%
Communication Services - 0.1%
Media - 0.1%
Clear Channel International BV Tranche B 1LN, term loan 7.5% 4/1/2027 (g)	740,000	740,925
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6074% 2/7/2028 (d)(e)(g)	2,049,009	2,072,696
TOTAL UNITED KINGDOM		2,813,621
UNITED STATES - 5.6%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
GTT RemainCo LLC Tranche OPCO 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.4116% 12/30/2027 (d)(e)(g)	2,342,173	2,279,239
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0616% 7/8/2031 (d)(e)(g)	84,788	85,079
Media - 0.1%
Sinclair Television Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.9261% 9/30/2026 (d)(e)(g)	1,501,883	1,498,759
Consumer Discretionary - 2.3%
Automobile Components - 0.1%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/14/2032 (d)(e)(g)(i)	500,000	500,625
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3639% 1/26/2029 (d)(e)(g)	724,340	680,518
		1,181,143
Broadline Retail - 0.3%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9288% 6/18/2029 (d)(e)(g)	1,897,192	1,749,685
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5521% 1/23/2032 (d)(e)(g)	275,000	276,603
Great Outdoors Group LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2215% 3/5/2028 (d)(e)(g)	2,722,613	2,738,486
		4,764,774
Distributors - 0.0%
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 1/20/2032 (d)(e)(g)(i)	200,000	199,584
Diversified Consumer Services - 0.5%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7058% 3/4/2028 (d)(e)(g)	5,673,046	4,732,625
TKC Holdings Inc 1LN, term loan 13.5% 2/14/2027 (d)(g)	1,685,000	1,562,838
		6,295,463
Hotels, Restaurants & Leisure - 0.7%
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5904% 9/18/2026 (d)(e)(g)	2,130,290	2,137,511
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 12/22/2031 (d)(e)(g)	1,370,000	1,364,863
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5904% 6/1/2028 (d)(e)(g)	1,501,111	1,448,302
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 12/30/2026 (d)(e)(g)	3,078,840	2,966,462
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5408% 3/1/2026 (d)(e)(g)	1,131,997	1,091,902
		9,009,040
Household Durables - 0.4%
Mattress Firm Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.25%, 8.9235% 9/24/2028 (d)(e)(g)	1,673,574	1,672,537
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6616% 6/29/2028 (d)(e)(g)	1,789,833	1,738,214
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6761% 10/30/2027 (d)(e)(g)	1,844,119	1,836,908
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6616% 10/30/2027 (d)(e)(g)	463,808	463,228
		5,710,887
Specialty Retail - 0.3%
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0461% 11/26/2031 (d)(e)(g)	320,000	319,955
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1521% 6/6/2031 (d)(e)(g)	3,903,648	3,851,456
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6761% 4/16/2028 (d)(e)(g)	723,750	723,750
		4,895,161
TOTAL CONSUMER DISCRETIONARY		32,056,052

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 12/30/2027 (d)(e)(g)(i)	295,000	295,738
Mesquite Energy Inc 1LN, term loan 0% (d)(g)(h)(i)(j)	1,217,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (d)(e)(g)(h)(i)(j)	2,735,146	0
		295,738
Financials - 0.2%
Financial Services - 0.2%
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 9/30/2031 (d)(e)(g)	155,000	155,665
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3116% 7/18/2031 (d)(e)(g)	2,064,825	2,070,462
		2,226,127
Insurance - 0.0%
Alliant Hldgs Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0521% 9/19/2031 (d)(e)(g)	159,221	159,680
TOTAL FINANCIALS		2,385,807

Health Care - 0.2%
Health Care Providers & Services - 0.1%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 5.3288% 6/28/2029 (d)(e)(g)	652,876	618,600
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.7754% 1/31/2029 (d)(e)(g)	1,115,000	1,101,408
WCG Intermediate Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8116% 1/8/2027 (d)(e)(g)	125,721	126,350
		1,846,358
Health Care Technology - 0.1%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 2/15/2029 (d)(e)(g)	1,563,431	1,563,916
TOTAL HEALTH CARE		3,410,274

Industrials - 0.4%
Aerospace & Defense - 0.0%
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/10/2031 (d)(e)(g)(i)	160,000	160,320
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/30/2032 (d)(e)(g)(i)	365,517	365,974
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/30/2032 (d)(e)(g)(i)	34,483	34,526
		560,820
Commercial Services & Supplies - 0.1%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5603% 12/21/2028 (d)(e)(g)	632,764	635,479
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0711% 8/1/2030 (d)(e)(g)	627,086	617,448
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2908% 8/1/2029 (d)(e)(g)	179,098	180,496
		1,433,423
Electrical Equipment - 0.0%
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 0% 12/21/2029 (d)(e)(g)(i)(k)	117,181	120,754
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.3373% 12/21/2029 (d)(e)(g)	205,066	211,321
		332,075
Passenger Airlines - 0.1%
Spirit Airlines Inc Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.3021% 11/30/2025 (d)(e)(g)	991,908	993,147
Professional Services - 0.2%
Corelogic Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9261% 6/2/2028 (d)(e)(g)	2,468,962	2,457,383
TOTAL INDUSTRIALS		5,776,848

Information Technology - 1.3%
IT Services - 0.2%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5636% 2/10/2028 (d)(e)(g)	1,990,669	1,816,485
GTT Communications Inc Tranche HOLDCO 1LN, term loan CME Term SOFR 1 month Index + 9%, 13.4288% 6/30/2028 (d)(e)(g)	2,132,928	1,645,021
		3,461,506
Software - 0.9%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5788% 2/23/2032 (d)(e)(g)	25,000	25,519
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1616% 12/10/2029 (d)(e)(g)	105,795	105,318
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 12/10/2028 (d)(e)(g)	2,201,900	2,198,113
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0616% 11/15/2032 (d)(e)(g)	730,000	746,885
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 10/29/2029 (d)(e)(g)	498,096	500,741
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.6455% 9/13/2029 (d)(e)(g)(h)	3,244,147	3,244,147
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5352% 10/9/2031 (d)(e)(g)	2,770,000	2,770,997
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6619% 5/15/2028 (d)(e)(g)	521,753	538,820
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2998% 2/10/2031 (d)(e)(g)	2,450,667	2,464,268
		12,594,808
Technology Hardware, Storage & Peripherals - 0.2%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/15/2031 (d)(e)(g)(i)	2,160,000	2,128,960
TOTAL INFORMATION TECHNOLOGY		18,185,274

Materials - 0.9%
Chemicals - 0.9%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7755% 6/4/2028 (d)(e)(g)	1,743,666	1,567,852
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.3476% 6/12/2028 (d)(e)(g)(k)	1,024,304	1,036,258
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (d)(e)(g)	960,375	971,582
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.6687% 10/4/2029 (d)(e)(g)	1,881,899	1,884,646
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3538% 7/3/2028 (d)(e)(g)	1,476,300	1,437,710
Hexion Holdings Corp 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3021% 3/15/2029 (d)(e)(g)	3,563,657	3,566,116
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 6/23/2031 (d)(e)(g)	1,306,874	1,308,324
		11,772,488
Construction Materials - 0.0%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 2/4/2032 (d)(e)(g)(i)	150,000	149,625
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5616% 10/19/2029 (d)(e)(g)	24,938	24,978
		174,603
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.4866% 4/13/2029 (d)(e)(g)	345,893	346,692
TOTAL MATERIALS		12,293,783

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1761% 3/25/2028 (d)(e)(g)	748,062	725,695
TOTAL UNITED STATES		78,992,548
TOTAL BANK LOAN OBLIGATIONS (Cost $86,374,460)		84,620,096

Commercial Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
BX Commercial Mortgage Trust Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 7.2215% 6/15/2038 (c)(d)(e)	838,161	832,367
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 7.0885% 11/15/2038 (c)(d)(e)	1,196,607	1,198,103
Extended Stay America Trust Series 2021-ESH Class F, CME Term SOFR 1 month Index + 3.8145%, 8.1205% 7/15/2038 (c)(d)(e)	470,653	473,006
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (c)(d)	772,000	738,705
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 6.6215% 7/15/2038 (c)(d)(e)	1,791,000	1,782,045
TOTAL UNITED STATES		5,024,226
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,827,041)		5,024,226

Common Stocks - 2.0%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	12,300	767,766
TANZANIA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Helios Towers PLC (l)	2,493,500	2,937,106
UNITED STATES - 1.7%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (h)	4,441	28,867
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Topgolf Callaway Brands Corp (l)	77,400	608,364
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Albertsons Cos Inc	22,700	455,135
Southeastern Grocers Inc rights (h)(l)	963,443	236,169
		691,304
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
California Resources Corp	8,171	402,013
Mesquite Energy Inc (h)(l)	149,356	12,983,541
New Fortress Energy Inc (m)	51,010	765,150
		14,150,704
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Cano Health LLC (h)	106,584	1,332,300
Cano Health LLC warrants (h)(l)	4,738	18,857
Surgery Partners Inc (l)	67,900	1,730,771
		3,081,928
Industrials - 0.0%
Machinery - 0.0%
Chart Industries Inc (l)	2,600	550,134
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp (l)	7,000	633,430
IT Services - 0.2%
GTT Communications Inc (h)(l)	40,978	1,922,688
Semiconductors & Semiconductor Equipment - 0.1%
MKS Instruments Inc	5,900	668,352
ON Semiconductor Corp (l)	19,900	1,041,566
		1,709,918
TOTAL INFORMATION TECHNOLOGY		4,266,036

Materials - 0.0%
Metals & Mining - 0.0%
Elah Holdings Inc (l)	333	7,659
Real Estate - 0.1%
Specialized REITs - 0.1%
SBA Communications Corp Class A	5,600	1,106,336
TOTAL UNITED STATES		24,491,332
TOTAL COMMON STOCKS (Cost $17,653,579)		28,196,204

Convertible Corporate Bonds - 1.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.1%
Communication Services - 0.4%
Media - 0.4%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	4,571,229	5,316,732
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Meritage Homes Corp 1.75% 5/15/2028 (c)	20,000	20,040
Leisure Products - 0.0%
Peloton Interactive Inc 5.5% 12/1/2029 (c)	190,000	373,469
TOTAL CONSUMER DISCRETIONARY		393,509

Financials - 0.1%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030 (c)	40,000	46,640
Financial Services - 0.1%
Global Payments Inc 1.5% 3/1/2031 (c)	2,034,000	1,991,286
TOTAL FINANCIALS		2,037,926

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Wolfspeed Inc 1.875% 12/1/2029	3,596,000	1,384,460
Software - 0.0%
BlackLine Inc 1% 6/1/2029 (c)	220,000	246,951
TOTAL INFORMATION TECHNOLOGY		1,631,411

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	2,957,000	2,649,472
Redfin Corp 0.5% 4/1/2027	3,576,000	2,742,435
		5,391,907
Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp 4.25% 12/1/2027	990,000	1,007,306
TOTAL UNITED STATES		15,778,791
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $15,933,357)		15,778,791

Fixed-Income Funds - 0.1%
	Shares	Value ($)
iShares Broad USD High Yield Corporate Bond ETF (n) (Cost $1,417,589)	39,100	1,458,038

Non-Convertible Corporate Bonds - 84.0%
	Principal Amount (a)	Value ($)
ANGOLA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Azule Energy Finance Plc 8.125% 1/23/2030 (c)	980,000	989,800
AUSTRALIA - 0.4%
Materials - 0.4%
Chemicals - 0.1%
Nufarm Australia Ltd / Nufarm Americas Inc 5% 1/27/2030 (c)	2,575,000	2,393,753
Metals & Mining - 0.3%
FMG Resources August 2006 Pty Ltd 4.375% 4/1/2031 (c)	545,000	497,276
FMG Resources August 2006 Pty Ltd 4.5% 9/15/2027 (c)	630,000	614,054
Mineral Resources Ltd 8.5% 5/1/2030 (c)	1,400,000	1,448,415
Mineral Resources Ltd 9.25% 10/1/2028 (c)	1,105,000	1,168,698
		3,728,443
TOTAL AUSTRALIA		6,122,196
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (c)	1,090,000	1,081,175
BRAZIL - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
ERO Copper Corp 6.5% 2/15/2030 (c)	5,665,000	5,509,213
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd 7.75% 9/19/2029 (c)(o)	1,400,000	1,395,128
CANADA - 3.5%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (c)	930,000	887,556
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (c)	5,530,000	5,007,656
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (c)	660,000	683,122
		6,578,334
Consumer Staples - 0.2%
Household Products - 0.2%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (c)	1,240,000	1,100,427
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (c)	1,370,000	1,304,336
		2,404,763
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Baytex Energy Corp 7.375% 3/15/2032 (c)	1,780,000	1,754,290
Parkland Corp 4.625% 5/1/2030 (c)	3,475,000	3,234,430
Teine Energy Ltd 6.875% 4/15/2029 (c)	295,000	285,834
		5,274,554
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (c)	415,000	449,317
Health Care - 0.1%
Pharmaceuticals - 0.1%
1375209 Bc Ltd 9% 1/30/2028 (c)	1,456,000	1,458,116
Industrials - 1.0%
Aerospace & Defense - 0.5%
Bombardier Inc 7% 6/1/2032 (c)	3,405,000	3,472,120
Bombardier Inc 7.25% 7/1/2031 (c)	1,950,000	2,013,529
Bombardier Inc 7.875% 4/15/2027 (c)	1,260,000	1,264,479
		6,750,128
Commercial Services & Supplies - 0.5%
Garda World Security Corp 8.25% 8/1/2032 (c)	1,395,000	1,434,905
Wrangler Holdco Corp 6.625% 4/1/2032 (c)(n)	5,510,000	5,633,860
		7,068,765
TOTAL INDUSTRIALS		13,818,893

Information Technology - 0.4%
Software - 0.4%
Open Text Corp 3.875% 12/1/2029 (c)	1,655,000	1,517,542
Open Text Corp 3.875% 2/15/2028 (c)	1,310,000	1,243,986
Open Text Holdings Inc 4.125% 12/1/2031 (c)(n)	875,000	784,248
Open Text Holdings Inc 4.125% 2/15/2030 (c)	1,840,000	1,687,200
		5,232,976
Materials - 0.8%
Chemicals - 0.8%
Methanex Corp 5.125% 10/15/2027	3,800,000	3,740,446
Methanex Corp 5.65% 12/1/2044	2,732,000	2,388,324
NOVA Chemicals Corp 4.25% 5/15/2029 (c)	1,900,000	1,781,461
NOVA Chemicals Corp 5.25% 6/1/2027 (c)	1,935,000	1,901,448
NOVA Chemicals Corp 7% 12/1/2031 (c)	1,275,000	1,286,200
NOVA Chemicals Corp 9% 2/15/2030 (c)	660,000	704,061
		11,801,940
Utilities - 0.1%
Gas Utilities - 0.1%
Superior Plus LP / Superior General Partner Inc 4.5% 3/15/2029 (c)	1,155,000	1,063,570
TOTAL CANADA		48,082,463
COLOMBIA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canacol Energy Ltd 5.75% 11/24/2028 (c)	5,275,000	3,125,438
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (c)	1,385,000	1,391,925
FINLAND - 0.3%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Amer Sports Co 6.75% 2/16/2031 (c)(n)	1,375,000	1,411,365
Materials - 0.2%
Paper & Forest Products - 0.2%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (c)	2,205,000	2,092,545
TOTAL FINLAND		3,503,910
FRANCE - 1.0%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Altice France SA 5.125% 1/15/2029 (c)	2,620,000	2,089,987
Altice France SA 5.125% 7/15/2029 (c)	8,050,000	6,405,780
Altice France SA 5.5% 1/15/2028 (c)	1,465,000	1,185,286
Altice France SA 5.5% 10/15/2029 (c)	2,155,000	1,714,319
Iliad Holding SASU 7% 4/15/2032 (c)	1,020,000	1,034,191
		12,429,563
Energy - 0.1%
Energy Equipment & Services - 0.1%
Viridien 8.75% 4/1/2027 (c)	1,310,000	1,324,094
TOTAL FRANCE		13,753,657
GERMANY - 0.6%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
ZF North America Capital Inc 6.875% 4/14/2028 (c)(n)	595,000	599,435
ZF North America Capital Inc 7.125% 4/14/2030 (c)	595,000	594,983
		1,194,418
Industrials - 0.5%
Machinery - 0.5%
TK Elevator Holdco GmbH 7.625% 7/15/2028 (c)	1,645,000	1,658,499
TK Elevator US Newco Inc 5.25% 7/15/2027 (c)	4,865,000	4,810,663
		6,469,162
Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc 12.875% 10/1/2028 (c)	140,000	151,166
Mercer International Inc 5.125% 2/1/2029 (n)	710,000	629,811
		780,977
TOTAL GERMANY		8,444,557
GHANA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Kosmos Energy Ltd 8.75% 10/1/2031 (c)	1,060,000	1,010,975
Tullow Oil PLC 10.25% 5/15/2026 (c)	3,275,000	2,973,274

TOTAL GHANA		3,984,249
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Azorra Finance Ltd 7.75% 4/15/2030 (c)	1,020,000	1,032,963
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (c)	1,405,000	1,443,496

TOTAL GRAND CAYMAN (UK OVERSEAS TER)		2,476,459
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (c)	475,000	419,140
HONG KONG - 0.2%
Industrials - 0.2%
Marine Transportation - 0.2%
Seaspan Corp 5.5% 8/1/2029 (c)	3,000,000	2,761,629
IRELAND - 0.6%
Financials - 0.5%
Financial Services - 0.5%
GGAM Finance Ltd 6.875% 4/15/2029 (c)	1,715,000	1,749,809
GGAM Finance Ltd 8% 2/15/2027 (c)	2,705,000	2,793,278
GGAM Finance Ltd 8% 6/15/2028 (c)	1,675,000	1,766,730
		6,309,817
Industrials - 0.1%
Air Freight & Logistics - 0.0%
AerCap Global Aviation Trust 6.5% 6/15/2045 (c)(d)	1,090,000	1,089,857
Commercial Services & Supplies - 0.1%
Cimpress PLC 7.375% 9/15/2032 (c)	1,695,000	1,683,300
TOTAL IRELAND		9,082,974
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	330,000	356,946
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	330,000	369,496

TOTAL ISRAEL		726,442
ITALY - 0.6%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Optics Bidco SpA 6% 9/30/2034 (c)	2,848,000	2,730,906
Optics Bidco SpA 7.2% 7/18/2036 (c)	1,085,000	1,101,558
Optics Bidco SpA 7.721% 6/4/2038 (c)	269,000	282,515
Telecom Italia Capital SA 6% 9/30/2034	184,000	175,459
Telecom Italia Capital SA 7.2% 7/18/2036	364,000	365,038
Telecom Italia Capital SA 7.721% 6/4/2038	131,000	135,303
		4,790,779
Financials - 0.3%
Banks - 0.3%
UniCredit SpA 5.861% 6/19/2032 (c)(d)	2,542,000	2,543,174
UniCredit SpA 7.296% 4/2/2034 (c)(d)	1,403,000	1,470,350
		4,013,524
TOTAL ITALY		8,804,303
LUXEMBOURG - 0.7%
Communication Services - 0.6%
Media - 0.4%
Altice Financing SA 5.75% 8/15/2029 (c)	6,145,000	4,805,255
Altice France Holding SA 6% 2/15/2028 (c)	1,775,000	483,866
		5,289,121
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (c)	3,100,000	2,800,652
Information Technology - 0.1%
Software - 0.1%
ION Trading Technologies Sarl 5.75% 5/15/2028 (c)	2,305,000	2,172,993
TOTAL LUXEMBOURG		10,262,766
NETHERLANDS - 0.2%
Communication Services - 0.1%
Media - 0.1%
Ziggo BV 4.875% 1/15/2030 (c)	1,455,000	1,362,973
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sigma Holdco BV 7.875% 5/15/2026 (c)	705,000	703,003
Materials - 0.1%
Containers & Packaging - 0.1%
Trivium Packaging Finance BV 8.5% 8/15/2027 (c)	810,000	810,578
TOTAL NETHERLANDS		2,876,554
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 7.875% 5/29/2030 (c)	1,020,000	999,600
IHS Holding Ltd 8.25% 11/29/2031 (c)	1,020,000	999,600

TOTAL NIGERIA		1,999,200
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Seadrill Finance Ltd 8.375% 8/1/2030 (c)	925,000	943,902
TGS ASA 8.5% 1/15/2030 (c)	1,460,000	1,507,384

TOTAL NORWAY		2,451,286
PANAMA - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
Sable International Finance Ltd 7.125% 10/15/2032 (c)	2,155,000	2,103,819
Wireless Telecommunication Services - 0.3%
C&W Senior Finance Ltd 6.875% 9/15/2027 (c)	4,077,000	4,077,285
TOTAL PANAMA		6,181,104
PUERTO RICO - 0.3%
Communication Services - 0.3%
Media - 0.3%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (c)	5,995,000	4,871,491
SOUTH AFRICA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (c)	2,350,000	2,032,750
SPAIN - 0.2%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (c)	660,000	610,573
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (c)	2,540,000	2,406,086
TOTAL SPAIN		3,016,659
SWITZERLAND - 0.4%
Industrials - 0.3%
Aerospace & Defense - 0.3%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (c)	3,129,000	2,867,494
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (c)	435,000	435,177
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (c)	440,000	452,714
		3,755,385
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (c)	2,085,000	2,145,802
TOTAL SWITZERLAND		5,901,187
TANZANIA - 0.3%
Information Technology - 0.3%
Communications Equipment - 0.3%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (c)	4,790,000	4,833,637
TURKEY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Eldorado Gold Corp 6.25% 9/1/2029 (c)	1,005,000	990,377
UNITED KINGDOM - 2.1%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.1%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (c)	1,840,000	1,649,242
Media - 0.4%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (c)	2,980,000	2,642,926
Virgin Media Vendor Financing Notes IV DAC 5% 7/15/2028 (c)	1,505,000	1,436,454
		4,079,380
Wireless Telecommunication Services - 0.2%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (c)	3,745,000	3,257,788
TOTAL COMMUNICATION SERVICES		8,986,410

Consumer Discretionary - 0.5%
Automobile Components - 0.2%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (c)	450,000	463,709
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (c)	1,115,000	1,175,175
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (c)	1,180,000	1,236,772
		2,875,656
Automobiles - 0.1%
Mclaren Finance PLC 7.5% 8/1/2026 (c)	1,820,000	1,820,000
Hotels, Restaurants & Leisure - 0.0%
Motion Finco Sarl 8.375% 2/15/2032 (c)(f)	695,000	699,374
Specialty Retail - 0.2%
Belron UK Finance PLC 5.75% 10/15/2029 (c)	2,155,000	2,135,877
TOTAL CONSUMER DISCRETIONARY		7,530,907

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
eG Global Finance PLC 12% 11/30/2028 (c)	5,560,000	6,235,618
Health Care - 0.1%
Health Care Providers & Services - 0.1%
180 Medical Inc 3.875% 10/15/2029 (c)	1,055,000	976,120
Materials - 0.2%
Chemicals - 0.2%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (c)	2,460,000	2,578,332
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (c)	2,365,000	2,330,738
TOTAL UNITED KINGDOM		28,638,125
UNITED STATES - 69.6%
Communication Services - 7.1%
Diversified Telecommunication Services - 1.3%
Cablevision Lightpath LLC 3.875% 9/15/2027 (c)	765,000	721,659
Cablevision Lightpath LLC 5.625% 9/15/2028 (c)	605,000	566,685
Consolidated Communications Inc 5% 10/1/2028 (c)	1,740,000	1,648,168
Frontier Communications Holdings LLC 5% 5/1/2028 (c)	430,000	425,600
Frontier Communications Holdings LLC 5.875% 10/15/2027 (c)	1,685,000	1,685,484
Frontier Communications Holdings LLC 5.875% 11/1/2029	2,485,000	2,476,685
Frontier Communications Holdings LLC 8.75% 5/15/2030 (c)	1,675,000	1,769,962
Level 3 Financing Inc 10.5% 5/15/2030 (c)	2,909,000	3,169,966
Level 3 Financing Inc 11% 11/15/2029 (c)	1,014,402	1,150,018
Level 3 Financing Inc 3.875% 10/15/2030 (c)	2,880,000	2,245,306
Level 3 Financing Inc 4% 4/15/2031 (c)	1,535,000	1,197,300
Level 3 Financing Inc 4.5% 4/1/2030 (c)	2,100,000	1,738,716
		18,795,549
Entertainment - 0.2%
ROBLOX Corp 3.875% 5/1/2030 (c)	3,450,000	3,162,625
Media - 5.6%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (c)	2,875,000	2,723,177
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (c)(n)	2,145,000	1,752,401
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032 (n)	5,635,000	4,887,834
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (c)(n)	675,000	614,111
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (c)(n)	3,090,000	2,749,631
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (c)	4,755,000	4,404,381
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (c)	1,495,000	1,455,265
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (c)(n)	1,705,000	1,647,796
Clear Channel Outdoor Holdings Inc 5.125% 8/15/2027 (c)	2,900,000	2,824,939
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (c)	1,685,000	1,500,210
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (c)(n)	3,050,000	3,206,495
CSC Holdings LLC 3.375% 2/15/2031 (c)	2,195,000	1,595,474
CSC Holdings LLC 4.125% 12/1/2030 (c)	2,050,000	1,547,553
CSC Holdings LLC 4.5% 11/15/2031 (c)	555,000	418,345
CSC Holdings LLC 4.625% 12/1/2030 (c)	4,920,000	2,696,694
CSC Holdings LLC 5.375% 2/1/2028 (c)	3,840,000	3,375,890
CSC Holdings LLC 7.5% 4/1/2028 (c)	1,530,000	1,127,194
Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875% 8/15/2027 (c)	535,000	529,804
DISH DBS Corp 5.125% 6/1/2029	2,600,000	1,710,123
DISH DBS Corp 7.375% 7/1/2028	2,975,000	2,133,581
EchoStar Corp 10.75% 11/30/2029	11,599,806	12,508,944
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)	6,142,891	5,670,515
News Corp 5.125% 2/15/2032 (c)	1,685,000	1,607,891
Radiate Holdco LLC / Radiate Finance Inc 4.5% 9/15/2026 (c)	1,630,000	1,443,787
Sirius XM Radio LLC 4% 7/15/2028 (c)	2,505,000	2,342,439
Sirius XM Radio LLC 5.5% 7/1/2029 (c)	660,000	642,679
TEGNA Inc 4.625% 3/15/2028	1,895,000	1,815,013
TEGNA Inc 5% 9/15/2029 (n)	725,000	681,200
Univision Communications Inc 4.5% 5/1/2029 (c)(n)	2,170,000	1,976,084
Univision Communications Inc 6.625% 6/1/2027 (c)	3,080,000	3,080,799
Univision Communications Inc 8% 8/15/2028 (c)	1,975,000	2,018,967
Univision Communications Inc 8.5% 7/31/2031 (c)	1,130,000	1,134,981
		77,824,197
TOTAL COMMUNICATION SERVICES		99,782,371

Consumer Discretionary - 10.7%
Automobile Components - 0.4%
Adient Global Holdings Ltd 7% 4/15/2028 (c)	330,000	334,364
Dana Inc 4.25% 9/1/2030 (n)	440,000	417,404
Dana Inc 5.375% 11/15/2027	295,000	293,717
Hertz Corp/The 4.625% 12/1/2026 (c)	1,165,000	1,036,152
Patrick Industries Inc 6.375% 11/1/2032 (c)	2,195,000	2,164,221
Phinia Inc 6.75% 4/15/2029 (c)	1,045,000	1,073,533
		5,319,391
Automobiles - 0.2%
Ford Motor Co 3.25% 2/12/2032	1,085,000	907,935
Ford Motor Co 4.75% 1/15/2043	545,000	431,214
Ford Motor Co 5.291% 12/8/2046	215,000	183,425
Ford Motor Co 7.4% 11/1/2046	435,000	459,961
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (c)(d)(e)	335,000	339,186
		2,321,721
Broadline Retail - 0.5%
CMG Media Corp 8.875% 6/18/2029 (c)	3,100,000	2,497,763
Kohl's Corp 4.25% 7/17/2025	150,000	148,929
Match Group Holdings II LLC 3.625% 10/1/2031 (c)	325,000	278,864
Match Group Holdings II LLC 4.125% 8/1/2030 (c)(n)	695,000	627,809
Nordstrom Inc 4.25% 8/1/2031	1,630,000	1,437,522
Nordstrom Inc 4.375% 4/1/2030	1,090,000	993,225
Wayfair LLC 7.25% 10/31/2029 (c)(n)	1,405,000	1,433,662
		7,417,774
Distributors - 0.1%
Gates Corp/DE 6.875% 7/1/2029 (c)	2,040,000	2,086,414
Diversified Consumer Services - 1.0%
Service Corp International/US 4% 5/15/2031 (n)	945,000	853,758
Service Corp International/US 5.125% 6/1/2029 (n)	597,000	583,461
Service Corp International/US 5.75% 10/15/2032	2,850,000	2,800,444
Sotheby's 7.375% 10/15/2027 (c)	1,270,000	1,249,895
TKC Holdings Inc 10.5% 5/15/2029 (c)	3,010,000	3,070,374
TKC Holdings Inc 6.875% 5/15/2028 (c)	2,260,000	2,251,119
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (c)(n)	2,762,000	2,760,490
		13,569,541
Hotels, Restaurants & Leisure - 5.4%
Aramark Services Inc 5% 2/1/2028 (c)	1,560,000	1,529,184
Caesars Entertainment Inc 6% 10/15/2032 (c)(n)	1,175,000	1,142,757
Caesars Entertainment Inc 6.5% 2/15/2032 (c)	3,735,000	3,781,512
Caesars Entertainment Inc 7% 2/15/2030 (c)	1,305,000	1,345,078
Caesars Entertainment Inc 8.125% 7/1/2027 (c)	849,000	857,984
Carnival Corp 10.5% 6/1/2030 (c)	1,985,000	2,120,367
Carnival Corp 5.75% 3/1/2027 (c)	1,234,000	1,236,582
Carnival Corp 6% 5/1/2029 (c)	2,235,000	2,239,320
Carnival Corp 6.125% 2/15/2033 (c)	2,785,000	2,795,801
Carnival Corp 6.65% 1/15/2028	300,000	306,599
Carnival Corp 7% 8/15/2029 (c)	2,465,000	2,583,872
Churchill Downs Inc 5.75% 4/1/2030 (c)(n)	3,965,000	3,916,840
ClubCorp Holdings Inc 8.5% 9/15/2025 (c)	315,000	309,488
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (c)	2,730,000	2,571,506
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (c)	4,715,000	4,145,833
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (c)(n)	495,000	462,103
Hilton Domestic Operating Co Inc 4% 5/1/2031 (c)	2,420,000	2,205,994
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (c)	995,000	988,497
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (c)	685,000	689,757
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (c)(n)	2,585,000	2,618,721
Jacobs Entertainment Inc 6.75% 2/15/2029 (c)	975,000	957,917
Life Time Inc 6% 11/15/2031 (c)	2,920,000	2,920,520
Life Time Inc 8% 4/15/2026 (c)	1,655,000	1,655,000
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (c)	1,705,000	1,447,579
NCL Finance Ltd 6.125% 3/15/2028 (c)	3,490,000	3,525,022
Neogen Food Safety Corp 8.625% 7/20/2030 (c)(n)	550,000	587,825
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (c)	1,535,000	1,535,419
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (c)	2,745,000	2,753,131
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (c)	1,145,000	1,136,924
Royal Caribbean Cruises Ltd 6% 2/1/2033 (c)	2,795,000	2,817,137
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (c)	1,730,000	1,760,220
Station Casinos LLC 4.5% 2/15/2028 (c)	1,665,000	1,595,507
Station Casinos LLC 6.625% 3/15/2032 (c)(n)	2,735,000	2,750,614
Viking Cruises Ltd 9.125% 7/15/2031 (c)	1,195,000	1,295,361
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (c)	630,000	623,659
VOC Escrow Ltd 5% 2/15/2028 (c)	865,000	845,031
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (c)(n)	5,135,000	5,369,320
Yum! Brands Inc 3.625% 3/15/2031	545,000	487,786
Yum! Brands Inc 4.625% 1/31/2032 (n)	3,225,000	3,002,729
Yum! Brands Inc 5.375% 4/1/2032	435,000	425,421
		75,339,917
Household Durables - 1.0%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (c)	985,000	912,157
Beazer Homes USA Inc 7.5% 3/15/2031 (c)(n)	1,085,000	1,094,024
Landsea Homes Corp 8.875% 4/1/2029 (c)	1,330,000	1,332,390
LGI Homes Inc 7% 11/15/2032 (c)	2,600,000	2,587,000
LGI Homes Inc 8.75% 12/15/2028 (c)	960,000	1,017,295
Newell Brands Inc 5.7% 4/1/2026 (p)	339,000	340,097
Newell Brands Inc 6.375% 5/15/2030	730,000	737,634
Newell Brands Inc 6.375% 9/15/2027 (n)	3,340,000	3,399,839
Newell Brands Inc 6.625% 5/15/2032 (n)	730,000	741,831
Newell Brands Inc 6.625% 9/15/2029 (n)	605,000	620,615
Newell Brands Inc 7% 4/1/2046 (p)	435,000	419,576
TopBuild Corp 4.125% 2/15/2032 (c)	1,185,000	1,060,050
Tri Pointe Homes Inc 5.7% 6/15/2028	220,000	219,605
		14,482,113
Leisure Products - 0.2%
Mattel Inc 3.375% 4/1/2026 (c)(n)	1,750,000	1,716,891
Mattel Inc 5.45% 11/1/2041	435,000	394,990
		2,111,881
Specialty Retail - 1.5%
Bath & Body Works Inc 6.694% 1/15/2027	625,000	639,014
Carvana Co 10.25% 5/1/2030 (c)	150,000	154,875
Carvana Co 12% 12/1/2028 pay-in-kind (c)(d)	548,701	591,066
Carvana Co 13% 6/1/2030 pay-in-kind (c)(d)	974,652	1,081,970
Carvana Co 14% 6/1/2031 pay-in-kind (c)(d)	1,162,144	1,397,452
Carvana Co 4.875% 9/1/2029 (c)	1,855,000	1,600,123
Carvana Co 5.5% 4/15/2027 (c)	1,025,000	953,250
Carvana Co 5.875% 10/1/2028 (c)	507,000	461,370
Foot Locker Inc 4% 10/1/2029 (c)	715,000	613,282
Group 1 Automotive Inc 6.375% 1/15/2030 (c)	1,330,000	1,351,821
Hudson Automotive Group 8% 5/15/2032 (c)	835,000	873,683
LBM Acquisition LLC 6.25% 1/15/2029 (c)	2,315,000	2,139,956
LCM Investments Holdings II LLC 8.25% 8/1/2031 (c)	755,000	792,705
Michaels Cos Inc/The 5.25% 5/1/2028 (c)	1,060,000	824,304
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (n)	1,405,000	1,415,577
Specialty Building Products Holdings LLC / SBP Finance Corp 7.75% 10/15/2029 (c)	585,000	598,411
Staples Inc 10.75% 9/1/2029 (c)	2,745,000	2,690,221
Staples Inc 12.75% 1/15/2030 (c)	2,045,000	1,597,939
Wand NewCo 3 Inc 7.625% 1/30/2032 (c)	1,645,000	1,702,805
		21,479,824
Textiles, Apparel & Luxury Goods - 0.4%
Crocs Inc 4.125% 8/15/2031 (c)(n)	720,000	632,559
Hanesbrands Inc 4.875% 5/15/2026 (c)	295,000	292,661
Kontoor Brands Inc 4.125% 11/15/2029 (c)	580,000	539,125
Levi Strauss & Co 3.5% 3/1/2031 (c)(n)	700,000	618,845
Wolverine World Wide Inc 4% 8/15/2029 (c)	3,250,000	2,886,218
		4,969,408
TOTAL CONSUMER DISCRETIONARY		149,097,984

Consumer Staples - 2.9%
Beverages - 0.2%
Triton Water Holdings 6.25% 4/1/2029 (c)	2,285,000	2,268,377
Consumer Staples Distribution & Retail - 1.3%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.25% 3/15/2026 (c)	295,000	289,506
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (c)	2,690,000	2,474,635
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (c)	1,855,000	1,782,729
C&S Group Enterprises LLC 5% 12/15/2028 (c)	2,380,000	2,040,977
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (c)	1,935,000	2,011,183
Performance Food Group Inc 4.25% 8/1/2029 (c)(n)	2,690,000	2,529,091
Performance Food Group Inc 6.125% 9/15/2032 (c)	285,000	285,598
United Natural Foods Inc 6.75% 10/15/2028 (c)	215,000	213,387
US Foods Inc 4.625% 6/1/2030 (c)(n)	820,000	775,907
US Foods Inc 4.75% 2/15/2029 (c)	2,180,000	2,108,331
US Foods Inc 5.75% 4/15/2033 (c)	1,265,000	1,229,758
US Foods Inc 7.25% 1/15/2032 (c)	1,225,000	1,271,384
Walgreens Boots Alliance Inc 8.125% 8/15/2029	940,000	953,607
		17,966,093
Food Products - 1.3%
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (c)(d)	1,110,000	1,202,169
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (c)	435,000	422,592
Chobani LLC / Chobani Finance Corp Inc 7.625% 7/1/2029 (c)	1,490,000	1,555,349
Darling Ingredients Inc 6% 6/15/2030 (c)	910,000	905,591
Fiesta Purchaser Inc 7.875% 3/1/2031 (c)	1,195,000	1,235,338
Fiesta Purchaser Inc 9.625% 9/15/2032 (c)	805,000	838,734
Lamb Weston Holdings Inc 4.125% 1/31/2030 (c)(n)	3,660,000	3,390,589
Pilgrim's Pride Corp 3.5% 3/1/2032	545,000	471,680
Pilgrim's Pride Corp 4.25% 4/15/2031	640,000	594,943
Post Holdings Inc 4.625% 4/15/2030 (c)	1,290,000	1,199,952
Post Holdings Inc 5.5% 12/15/2029 (c)	3,980,000	3,896,362
Post Holdings Inc 6.375% 3/1/2033 (c)(n)	2,105,000	2,073,252
TreeHouse Foods Inc 4% 9/1/2028	860,000	786,119
Viking Baked Goods Acquisition Corp 8.625% 11/1/2031 (c)	290,000	283,508
		18,856,178
Household Products - 0.1%
Resideo Funding Inc 6.5% 7/15/2032 (c)(n)	1,455,000	1,468,190
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (c)	435,000	450,900
TOTAL CONSUMER STAPLES		41,009,738

Energy - 9.3%
Energy Equipment & Services - 1.4%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (c)	1,685,000	1,708,083
Kodiak Gas Services LLC 7.25% 2/15/2029 (c)	1,950,000	2,007,127
Nabors Industries Inc 8.875% 8/15/2031 (c)	1,780,000	1,685,494
Star Holding LLC 8.75% 8/1/2031 (c)	1,400,000	1,362,928
Transocean Inc 8% 2/1/2027 (c)	4,113,000	4,112,981
Transocean Inc 8.25% 5/15/2029 (c)	2,750,000	2,760,780
Transocean Inc 8.75% 2/15/2030 (c)	1,202,750	1,254,427
Transocean Poseidon Ltd 6.875% 2/1/2027 (c)	606,000	606,194
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (c)(n)	1,630,000	1,668,025
Valaris Ltd 8.375% 4/30/2030 (c)	2,135,000	2,192,545
		19,358,584
Oil, Gas & Consumable Fuels - 7.9%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (c)(n)	1,780,000	1,825,515
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (c)	545,000	544,926
APA Corp 4.25% 1/15/2030 (c)	775,000	729,186
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 10/15/2032 (c)(n)	590,000	594,930
California Resources Corp 7.125% 2/1/2026 (c)(n)	295,000	295,070
California Resources Corp 8.25% 6/15/2029 (c)	4,500,000	4,626,378
CITGO Petroleum Corp 8.375% 1/15/2029 (c)	1,230,000	1,270,951
CNX Resources Corp 7.25% 3/1/2032 (c)	2,720,000	2,773,693
CNX Resources Corp 7.375% 1/15/2031 (c)(n)	625,000	641,292
Comstock Resources Inc 5.875% 1/15/2030 (c)(n)	1,410,000	1,334,435
Comstock Resources Inc 6.75% 3/1/2029 (c)(n)	3,005,000	2,949,296
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (c)	1,560,000	1,647,170
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (c)	1,855,000	1,885,060
CVR CHC LP 5.75% 2/15/2028 (c)	2,890,000	2,721,113
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (c)	3,165,000	3,177,967
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (c)(n)	2,440,000	2,559,082
DT Midstream Inc 4.125% 6/15/2029 (c)	1,140,000	1,077,774
DT Midstream Inc 4.375% 6/15/2031 (c)	545,000	504,104
Energy Transfer LP 7.375% 2/1/2031 (c)	1,090,000	1,142,155
EnLink Midstream LLC 5.625% 1/15/2028 (c)(n)	5,415,000	5,473,520
EnLink Midstream LLC 6.5% 9/1/2030 (c)	1,020,000	1,073,139
EnLink Midstream Partners LP 4.15% 6/1/2025	545,000	542,424
EQM Midstream Partners LP 6.5% 7/1/2027 (c)	437,000	445,986
Expand Energy Corp 4.75% 2/1/2032	1,640,000	1,530,620
Genesis Energy LP / Genesis Energy Finance Corp 7.875% 5/15/2032	670,000	671,739
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	2,210,000	2,241,404
Global Partners LP / GLP Finance Corp 7% 8/1/2027	2,927,000	2,940,573
Harvest Midstream I LP 7.5% 5/15/2032 (c)	2,535,000	2,638,043
Harvest Midstream I LP 7.5% 9/1/2028 (c)	1,110,000	1,135,267
Hess Midstream Operations LP 4.25% 2/15/2030 (c)(n)	1,115,000	1,042,961
Hess Midstream Operations LP 5.125% 6/15/2028 (c)	3,025,000	2,979,155
Hess Midstream Operations LP 5.5% 10/15/2030 (c)(n)	545,000	538,107
HF Sinclair Corp 5% 2/1/2028	2,280,000	2,268,784
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (c)	1,380,000	1,434,604
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (c)	1,170,000	1,234,088
Kinetik Holdings LP 5.875% 6/15/2030 (c)	1,535,000	1,523,006
Kraken Oil & Gas Partners LLC 7.625% 8/15/2029 (c)(n)	1,120,000	1,102,159
Matador Resources Co 6.25% 4/15/2033 (c)	720,000	709,488
Matador Resources Co 6.5% 4/15/2032 (c)	2,310,000	2,315,731
Mesquite Energy Inc 7.25% (c)(h)(j)	10,580,000	1
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (c)	1,405,000	1,400,343
Murphy Oil Corp 6% 10/1/2032 (n)	1,435,000	1,386,912
Murphy Oil USA Inc 3.75% 2/15/2031 (c)	785,000	698,901
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (c)(n)	1,950,000	2,000,969
Northern Oil & Gas Inc 8.125% 3/1/2028 (c)	1,730,000	1,759,547
Northern Oil & Gas Inc 8.75% 6/15/2031 (c)	555,000	581,963
Occidental Petroleum Corp 4.5% 7/15/2044	1,335,000	1,002,775
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (c)(n)	4,690,000	4,691,069
Permian Resources Operating LLC 5.875% 7/1/2029 (c)	1,573,000	1,557,270
Permian Resources Operating LLC 7% 1/15/2032 (c)	2,785,000	2,858,725
Prairie Acquiror LP 9% 8/1/2029 (c)	1,080,000	1,116,884
Rockies Express Pipeline LLC 4.8% 5/15/2030 (c)	145,000	136,112
Rockies Express Pipeline LLC 4.95% 7/15/2029 (c)	1,480,000	1,418,877
Rockies Express Pipeline LLC 6.875% 4/15/2040 (c)	655,000	637,154
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (c)	2,285,000	2,373,953
Summit Midstream Holdings LLC 8.625% 10/31/2029 (c)	1,120,000	1,179,542
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029 (n)	4,570,000	4,358,412
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	875,000	875,843
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (c)	3,125,000	3,056,862
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (c)	3,695,000	3,554,921
Talos Production Inc 9% 2/1/2029 (c)	560,000	582,371
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031 (n)	1,085,000	1,051,382
Venture Global Calcasieu 3.875% 8/15/2029 (c)	2,155,000	1,993,437
Venture Global Calcasieu 4.125% 8/15/2031 (c)	1,680,000	1,518,811
Venture Global Calcasieu 6.25% 1/15/2030 (c)(n)	1,445,000	1,471,468
		109,405,399
TOTAL ENERGY		128,763,983

Financials - 7.7%
Banks - 0.2%
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (c)(n)	1,520,000	1,580,165
Western Alliance Bancorp 3% 6/15/2031 (d)	1,910,000	1,817,040
		3,397,205
Capital Markets - 1.6%
AssuredPartners Inc 5.625% 1/15/2029 (c)	1,355,000	1,370,926
AssuredPartners Inc 7.5% 2/15/2032 (c)	2,145,000	2,319,878
Coinbase Global Inc 3.375% 10/1/2028 (c)(n)	900,000	814,020
Focus Financial Partners LLC 6.75% 9/15/2031 (c)(n)	2,140,000	2,151,338
Hightower Holding LLC 6.75% 4/15/2029 (c)	1,835,000	1,794,986
Hightower Holding LLC 9.125% 1/31/2030 (c)	2,630,000	2,771,406
Intercontinental Exchange Inc 3.625% 9/1/2028	3,485,000	3,358,213
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (c)	970,000	915,956
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (c)(n)	2,000,000	1,990,352
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (c)	390,000	369,303
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (c)	2,185,000	2,195,270
LPL Holdings Inc 4.375% 5/15/2031 (c)(n)	545,000	508,477
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (c)	1,620,000	1,681,842
		22,241,967
Consumer Finance - 1.0%
Ally Financial Inc 5.75% 11/20/2025	110,000	110,464
Ally Financial Inc 6.7% 2/14/2033	2,170,000	2,231,200
Capstone Borrower Inc 8% 6/15/2030 (c)	745,000	783,333
Encore Capital Group Inc 9.25% 4/1/2029 (c)	1,005,000	1,077,041
Ford Motor Credit Co LLC 3.375% 11/13/2025	545,000	537,774
Ford Motor Credit Co LLC 4% 11/13/2030 (n)	550,000	498,145
Ford Motor Credit Co LLC 5.125% 6/16/2025	545,000	545,007
OneMain Finance Corp 3.5% 1/15/2027	3,265,000	3,141,276
OneMain Finance Corp 3.875% 9/15/2028 (n)	4,040,000	3,773,849
PRA Group Inc 8.875% 1/31/2030 (c)	685,000	716,638
		13,414,727
Financial Services - 2.7%
Block Inc 3.5% 6/1/2031	3,117,000	2,773,727
Block Inc 6.5% 5/15/2032 (c)	2,720,000	2,780,136
Boost Newco Borrower LLC 7.5% 1/15/2031 (c)	1,525,000	1,596,495
Clue Opco LLC 9.5% 10/15/2031 (c)(n)	2,490,000	2,628,095
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (c)	840,000	857,476
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029 (n)	4,560,000	3,940,475
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	4,565,000	4,424,586
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	1,480,000	1,457,632
Jefferson Capital Holdin 9.5% 2/15/2029 (c)	1,050,000	1,122,105
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (c)	2,095,000	2,099,800
NFE Financing LLC 12% 11/15/2029 (c)	6,153,273	6,422,365
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4% 10/15/2033 (c)	435,000	367,799
Saks Global Enterprises LLC 11% 12/15/2029 (c)(n)	1,160,000	1,110,821
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (c)	1,685,000	1,730,230
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (c)(n)	4,165,000	4,310,862
		37,622,604
Insurance - 2.0%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (c)(n)	435,000	411,561
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (c)	1,485,000	1,541,585
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (c)	950,000	995,629
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (c)	3,740,000	3,618,521
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (c)	1,365,000	1,313,101
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (c)	6,945,000	6,914,374
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (c)	540,000	545,701
AmWINS Group Inc 4.875% 6/30/2029 (c)	1,660,000	1,581,082
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (c)	1,455,000	1,466,858
HUB International Ltd 7.25% 6/15/2030 (c)	3,595,000	3,717,155
Panther Escrow Issuer LLC 7.125% 6/1/2031 (c)	2,255,000	2,309,276
Ryan Specialty LLC 5.875% 8/1/2032 (c)(n)	2,745,000	2,719,969
USI Inc/NY 7.5% 1/15/2032 (c)	840,000	876,721
		28,011,533
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Rithm Capital Corp 8% 4/1/2029 (c)	830,000	839,884
Starwood Property Trust Inc 6.5% 7/1/2030 (c)	2,030,000	2,049,411
		2,889,295
TOTAL FINANCIALS		107,577,331

Health Care - 6.4%
Biotechnology - 0.1%
Amgen Inc 5.6% 3/2/2043	1,195,000	1,171,617
Emergent BioSolutions Inc 3.875% 8/15/2028 (c)	875,000	737,655
		1,909,272
Health Care Equipment & Supplies - 1.1%
Avantor Funding Inc 3.875% 11/1/2029 (c)(n)	1,345,000	1,244,941
Avantor Funding Inc 4.625% 7/15/2028 (c)	885,000	855,606
Embecta Corp 5% 2/15/2030 (c)(n)	490,000	455,619
Hologic Inc 3.25% 2/15/2029 (c)	840,000	772,178
Medline Borrower LP 3.875% 4/1/2029 (c)(n)	6,955,000	6,489,749
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (c)	2,740,000	2,784,174
Sotera Health Holdings LLC 7.375% 6/1/2031 (c)(n)	1,335,000	1,359,317
Teleflex Inc 4.25% 6/1/2028 (c)	930,000	894,606
		14,856,190
Health Care Providers & Services - 3.8%
AMN Healthcare Inc 4% 4/15/2029 (c)	680,000	619,651
Centene Corp 2.5% 3/1/2031	1,470,000	1,222,595
CHS/Community Health Systems Inc 4.75% 2/15/2031 (c)	4,055,000	3,308,988
CHS/Community Health Systems Inc 5.25% 5/15/2030 (c)	7,690,000	6,556,273
CHS/Community Health Systems Inc 5.625% 3/15/2027 (c)	1,915,000	1,859,364
CHS/Community Health Systems Inc 6% 1/15/2029 (c)(n)	2,290,000	2,087,400
CHS/Community Health Systems Inc 6.125% 4/1/2030 (c)	880,000	577,066
CHS/Community Health Systems Inc 6.875% 4/15/2029 (c)	1,490,000	1,022,513
DaVita Inc 3.75% 2/15/2031 (c)(n)	855,000	752,410
DaVita Inc 4.625% 6/1/2030 (c)	4,560,000	4,242,823
DaVita Inc 6.875% 9/1/2032 (c)	700,000	709,824
HAH Group Holding Co LLC 9.75% 10/1/2031 (c)	2,580,000	2,594,703
HealthEquity Inc 4.5% 10/1/2029 (c)(n)	1,865,000	1,759,988
Humana Inc 5.875% 3/1/2033	1,085,000	1,098,908
LifePoint Health Inc 5.375% 1/15/2029 (c)	1,570,000	1,389,743
ModivCare Inc 5% 10/1/2029 (c)	215,000	91,604
Molina Healthcare Inc 3.875% 11/15/2030 (c)(n)	1,465,000	1,327,886
Molina Healthcare Inc 6.25% 1/15/2033 (c)(n)	875,000	868,720
Option Care Health Inc 4.375% 10/31/2029 (c)(n)	255,000	238,434
Pediatrix Medical Group Inc 5.375% 2/15/2030 (c)(n)	2,895,000	2,775,075
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (c)(d)	1,420,068	1,407,202
Select Medical Corp 6.25% 12/1/2032 (c)	2,180,000	2,141,670
Surgery Center Holdings Inc 7.25% 4/15/2032 (c)	1,995,000	1,990,031
Tenet Healthcare Corp 4.25% 6/1/2029	2,790,000	2,636,021
Tenet Healthcare Corp 6.125% 10/1/2028 (n)	3,035,000	3,036,627
Tenet Healthcare Corp 6.125% 6/15/2030	2,820,000	2,836,731
Tenet Healthcare Corp 6.25% 2/1/2027	2,741,000	2,746,551
Tenet Healthcare Corp 6.75% 5/15/2031 (n)	390,000	399,114
US Acute Care Solutions LLC 9.75% 5/15/2029 (c)	585,000	594,889
		52,892,804
Health Care Technology - 0.0%
AthenaHealth Group Inc 6.5% 2/15/2030 (c)	760,000	735,330
IQVIA Inc 6.5% 5/15/2030 (c)(n)	1,110,000	1,132,541
		1,867,871
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International Inc 3.75% 3/15/2029 (c)	1,150,000	1,061,917
Charles River Laboratories International Inc 4% 3/15/2031 (c)	975,000	876,482
Charles River Laboratories International Inc 4.25% 5/1/2028 (c)(n)	472,000	451,484
		2,389,883
Pharmaceuticals - 1.2%
Bausch Health Americas Inc 9.25% 4/1/2026 (c)	750,000	726,488
Bausch Health Cos Inc 11% 9/30/2028 (c)	1,510,000	1,408,293
Bausch Health Cos Inc 4.875% 6/1/2028 (c)	2,075,000	1,681,029
Bausch Health Cos Inc 5.25% 1/30/2030 (c)	1,335,000	707,550
Bausch Health Cos Inc 5.5% 11/1/2025 (c)	4,535,000	4,449,969
Bausch Health Cos Inc 9% 12/15/2025 (c)	740,000	717,578
Jazz Securities DAC 4.375% 1/15/2029 (c)	1,850,000	1,762,228
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (c)(n)	3,935,000	3,732,267
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (c)(n)	1,050,000	950,497
		16,135,899
TOTAL HEALTH CARE		90,051,919

Industrials - 8.8%
Aerospace & Defense - 1.7%
BWX Technologies Inc 4.125% 6/30/2028 (c)	3,247,000	3,078,249
Goat Holdco LLC 6.75% 2/1/2032 (c)	2,180,000	2,172,697
Howmet Aerospace Inc 5.95% 2/1/2037	435,000	451,195
Moog Inc 4.25% 12/15/2027 (c)	165,000	158,535
OneSky Flight LLC 8.875% 12/15/2029 (c)	665,000	681,233
Spirit AeroSystems Inc 9.75% 11/15/2030 (c)	965,000	1,067,595
TransDigm Inc 5.5% 11/15/2027	3,780,000	3,743,540
TransDigm Inc 6% 1/15/2033 (c)(n)	4,265,000	4,208,582
TransDigm Inc 6.375% 3/1/2029 (c)	6,800,000	6,868,143
TransDigm Inc 6.75% 8/15/2028 (c)	1,630,000	1,656,487
		24,086,256
Air Freight & Logistics - 0.3%
Rand Parent LLC 8.5% 2/15/2030 (c)(n)	4,015,000	4,163,519
Building Products - 0.3%
Advanced Drainage Systems Inc 5% 9/30/2027 (c)	824,000	812,846
Advanced Drainage Systems Inc 6.375% 6/15/2030 (c)	490,000	494,554
AmeriTex HoldCo Intermediate LLC 10.25% 10/15/2028 (c)	815,000	863,612
Builders FirstSource Inc 4.25% 2/1/2032 (c)	2,210,000	1,992,852
		4,163,864
Commercial Services & Supplies - 3.4%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (c)	2,040,000	1,887,536
Allied Universal Holdco LLC / Allied Universal Finance Corp 9.75% 7/15/2027 (c)	1,455,000	1,464,168
Allied Universal Holdco LLC 7.875% 2/15/2031 (c)	3,120,000	3,198,914
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (c)	2,190,000	2,088,012
Artera Services LLC 8.5% 2/15/2031 (c)	8,240,000	8,141,490
Brand Industrial Services Inc 10.375% 8/1/2030 (c)	5,400,000	5,564,337
Clean Harbors Inc 6.375% 2/1/2031 (c)	515,000	522,417
CoreCivic Inc 4.75% 10/15/2027	3,661,000	3,567,540
CoreCivic Inc 8.25% 4/15/2029	1,365,000	1,443,486
GEO Group Inc/The 10.25% 4/15/2031	2,710,000	2,970,545
GEO Group Inc/The 8.625% 4/15/2029	1,375,000	1,453,078
GFL Environmental Inc 5.125% 12/15/2026 (c)	1,090,000	1,085,502
GFL Environmental Inc 6.75% 1/15/2031 (c)	930,000	964,785
Madison IAQ LLC 4.125% 6/30/2028 (c)	2,375,000	2,269,687
Madison IAQ LLC 5.875% 6/30/2029 (c)	1,515,000	1,460,340
Neptune Bidco US Inc 9.29% 4/15/2029 (c)	2,925,000	2,493,563
Reworld Holding Corp 4.875% 12/1/2029 (c)	1,650,000	1,536,586
Waste Management Inc 3.875% 1/15/2029 (c)	3,330,000	3,219,983
Waste Pro USA Inc 7% 2/1/2033 (c)	1,260,000	1,274,022
		46,605,991
Construction & Engineering - 0.5%
Arcosa Inc 6.875% 8/15/2032 (c)	845,000	866,129
Great Lakes Dredge & Dock Corp 5.25% 6/1/2029 (c)	1,020,000	947,314
Pike Corp 5.5% 9/1/2028 (c)	1,847,000	1,807,967
Pike Corp 8.625% 1/31/2031 (c)	1,425,000	1,519,537
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (c)	1,990,000	2,014,576
		7,155,523
Electrical Equipment - 0.6%
GrafTech Global Enterprises Inc 9.875% 12/23/2029 (c)	1,090,000	934,675
Regal Rexnord Corp 6.05% 2/15/2026	1,640,000	1,653,920
Regal Rexnord Corp 6.05% 4/15/2028	1,090,000	1,111,540
Regal Rexnord Corp 6.3% 2/15/2030	1,090,000	1,124,093
Sensata Technologies BV 4% 4/15/2029 (c)	3,430,000	3,174,574
		7,998,802
Ground Transportation - 0.4%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (c)(n)	1,140,000	1,177,399
Genesee & Wyoming Inc 6.25% 4/15/2032 (c)	2,040,000	2,045,492
XPO Inc 6.25% 6/1/2028 (c)	335,000	339,429
XPO Inc 7.125% 2/1/2032 (c)	1,650,000	1,702,719
XPO Inc 7.125% 6/1/2031 (c)(n)	550,000	568,322
		5,833,361
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (c)	1,415,000	1,346,019
Machinery - 0.1%
Mueller Water Products Inc 4% 6/15/2029 (c)	1,905,000	1,778,568
Passenger Airlines - 0.3%
American Airlines Inc 7.25% 2/15/2028 (c)(n)	540,000	552,576
American Airlines Inc 8.5% 5/15/2029 (c)	2,080,000	2,191,392
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (c)	1,125,000	1,189,303
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd 6.5% 6/20/2027 (c)	272,500	274,903
		4,208,174
Professional Services - 0.4%
Amentum Holdings Inc 7.25% 8/1/2032 (c)(n)	1,655,000	1,677,831
Booz Allen Hamilton Inc 3.875% 9/1/2028 (c)	3,975,000	3,780,780
Corelogic Inc 4.5% 5/1/2028 (c)	220,000	205,988
		5,664,599
Trading Companies & Distributors - 0.6%
Beacon Roofing Supply Inc 6.5% 8/1/2030 (c)	1,325,000	1,366,400
Fortress Transportation and Infrastructure Investors LLC 5.875% 4/15/2033 (c)	860,000	822,824
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (c)(n)	680,000	689,391
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (c)(n)	1,860,000	1,940,627
United Rentals North America Inc 6% 12/15/2029 (c)	545,000	553,946
United Rentals North America Inc 6.125% 3/15/2034 (c)(n)	3,415,000	3,420,567
		8,793,755
Transportation Infrastructure - 0.1%
First Student Bidco Inc / First Transit Parent Inc 4% 7/31/2029 (c)(n)	1,045,000	972,990
TOTAL INDUSTRIALS		122,771,421

Information Technology - 4.8%
Communications Equipment - 0.5%
CommScope LLC 4.75% 9/1/2029 (c)	1,415,000	1,259,603
CommScope LLC 6% 3/1/2026 (c)	1,260,000	1,260,000
CommScope LLC 9.5% 12/15/2031 (c)	2,540,000	2,634,666
Viasat Inc 5.625% 9/15/2025 (c)	2,135,000	2,118,471
		7,272,740
Electronic Equipment, Instruments & Components - 0.9%
Coherent Corp 5% 12/15/2029 (c)(n)	2,885,000	2,776,416
CPI CG Inc 10% 7/15/2029 (c)	735,000	793,724
Insight Enterprises Inc 6.625% 5/15/2032 (c)	1,115,000	1,133,675
Lightning Power LLC 7.25% 8/15/2032 (c)	1,310,000	1,353,047
Sensata Technologies Inc 3.75% 2/15/2031 (c)	545,000	480,955
Sensata Technologies Inc 6.625% 7/15/2032 (c)(n)	1,515,000	1,524,663
TTM Technologies Inc 4% 3/1/2029 (c)(n)	4,905,000	4,600,118
		12,662,598
IT Services - 0.9%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (c)	2,140,000	1,982,720
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (c)	1,545,000	1,543,439
ASGN Inc 4.625% 5/15/2028 (c)	1,025,000	985,634
Cogent Communications Group Inc / Cogent Communications Finance Inc 7% 6/15/2027 (c)	1,670,000	1,690,543
Gartner Inc 3.625% 6/15/2029 (c)(n)	345,000	322,972
Gartner Inc 3.75% 10/1/2030 (c)(n)	555,000	508,828
Gartner Inc 4.5% 7/1/2028 (c)	2,505,000	2,445,706
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (c)	2,070,000	1,913,278
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (c)	625,000	619,296
		12,012,416
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Inc 2.6% 2/15/2033 (c)	1,570,000	1,294,452
Entegris Inc 3.625% 5/1/2029 (c)	990,000	910,667
Entegris Inc 5.95% 6/15/2030 (c)	3,270,000	3,259,534
ON Semiconductor Corp 3.875% 9/1/2028 (c)	1,875,000	1,768,220
Wolfspeed Inc 7.9583% 6/23/2030 (c)(d)(h)(k)	2,562,939	2,466,829
		9,699,702
Software - 1.7%
Central Parent LLC / CDK Global II LLC / CDK Financing Co Inc 8% 6/15/2029 (c)(n)	1,400,000	1,356,676
Clarivate Science Holdings Corp 4.875% 7/1/2029 (c)	720,000	674,914
Cloud Software Group Inc 6.5% 3/31/2029 (c)	3,725,000	3,661,632
Cloud Software Group Inc 8.25% 6/30/2032 (c)	1,360,000	1,413,606
Cloud Software Group Inc 9% 9/30/2029 (c)	5,045,000	5,166,847
Elastic NV 4.125% 7/15/2029 (c)	1,715,000	1,603,864
Ellucian Holdings Inc 6.5% 12/1/2029 (c)	290,000	291,748
Gen Digital Inc 5% 4/15/2025 (c)	1,090,000	1,089,439
Gen Digital Inc 7.125% 9/30/2030 (c)(n)	545,000	560,712
McAfee Corp 7.375% 2/15/2030 (c)	1,505,000	1,482,708
Rackspace Finance LLC 3.5% 5/15/2028 (c)	2,262,850	1,203,831
SS&C Technologies Inc 5.5% 9/30/2027 (c)	440,000	438,853
SS&C Technologies Inc 6.5% 6/1/2032 (c)	2,710,000	2,754,333
UKG Inc 6.875% 2/1/2031 (c)(n)	1,605,000	1,638,642
		23,337,805
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman 5.75% 12/1/2034	1,210,000	1,179,026
Seagate HDD Cayman 8.25% 12/15/2029	555,000	595,280
Seagate HDD Cayman 8.5% 7/15/2031	670,000	717,254
		2,491,560
TOTAL INFORMATION TECHNOLOGY		67,476,821

Materials - 7.2%
Chemicals - 3.2%
Avient Corp 6.25% 11/1/2031 (c)	1,420,000	1,417,196
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (c)	2,445,000	2,546,304
Chemours Co/The 5.75% 11/15/2028 (c)	2,625,000	2,490,443
Chemours Co/The 8% 1/15/2033 (c)	2,920,000	2,895,808
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (c)	1,807,000	1,780,382
Element Solutions Inc 3.875% 9/1/2028 (c)	1,044,000	996,470
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (c)(d)	4,255,925	3,787,773
LSB Industries Inc 6.25% 10/15/2028 (c)	880,000	866,686
Mativ Holdings Inc 8% 10/1/2029 (c)	1,430,000	1,362,471
Methanex US Operations Inc 6.25% 3/15/2032 (c)	2,185,000	2,180,788
Olin Corp 5% 2/1/2030 (n)	1,110,000	1,046,581
Olympus Water US Holding Corp 4.25% 10/1/2028 (c)	2,030,000	1,924,331
Olympus Water US Holding Corp 6.25% 10/1/2029 (c)	2,255,000	2,168,043
Olympus Water US Holding Corp 7.25% 6/15/2031 (c)	1,930,000	1,964,981
Olympus Water US Holding Corp 9.75% 11/15/2028 (c)	2,225,000	2,355,648
Scih Salt Hldgs Inc 4.875% 5/1/2028 (c)(n)	3,750,000	3,638,086
Scih Salt Hldgs Inc 6.625% 5/1/2029 (c)	1,815,000	1,760,005
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (c)	1,550,000	1,537,801
Scotts Miracle-Gro Co/The 4% 4/1/2031	215,000	190,765
Scotts Miracle-Gro Co/The 4.375% 2/1/2032	330,000	294,653
Tronox Inc 4.625% 3/15/2029 (c)	3,860,000	3,495,813
WR Grace Holdings LLC 5.625% 8/15/2029 (c)	4,500,000	4,205,641
WR Grace Holdings LLC 7.375% 3/1/2031 (c)	440,000	453,931
		45,360,600
Construction Materials - 0.7%
Eco Material Technologies Inc 7.875% 1/31/2027 (c)	2,370,000	2,410,176
Quikrete Holdings Inc 6.375% 3/1/2032 (c)	2,090,000	2,090,000
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (c)	2,240,000	2,387,954
Summit Materials LLC / Summit Materials Finance Corp 7.25% 1/15/2031 (c)	950,000	1,024,812
VM Consolidated Inc 5.5% 4/15/2029 (c)(n)	2,020,000	1,960,845
		9,873,787
Containers & Packaging - 1.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (c)	1,145,000	999,342
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (c)	1,985,000	1,974,471
Ball Corp 2.875% 8/15/2030	545,000	472,110
Ball Corp 6% 6/15/2029	710,000	717,889
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (c)(n)	3,325,000	3,357,392
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (c)	3,310,000	3,376,535
Graham Packaging Co Inc 7.125% 8/15/2028 (c)	545,000	542,239
Graphic Packaging International LLC 3.75% 2/1/2030 (c)	610,000	557,395
Graphic Packaging International LLC 6.375% 7/15/2032 (c)	2,720,000	2,744,102
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (c)(n)	1,630,000	1,660,905
Mauser Packaging Solutions Holding Co 9.25% 4/15/2027 (c)	1,335,000	1,360,046
Sealed Air Corp 5% 4/15/2029 (c)(n)	3,300,000	3,199,953
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (c)	655,000	660,938
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (c)(n)	2,415,000	2,510,233
		24,133,550
Metals & Mining - 1.4%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (c)	530,000	549,754
Arsenal AIC Parent LLC 8% 10/1/2030 (c)	740,000	769,356
ATI Inc 4.875% 10/1/2029	1,215,000	1,162,179
ATI Inc 5.875% 12/1/2027	1,230,000	1,225,543
Cleveland-Cliffs Inc 4.875% 3/1/2031 (c)	215,000	194,733
Cleveland-Cliffs Inc 6.875% 11/1/2029 (c)	730,000	732,259
Cleveland-Cliffs Inc 7% 3/15/2032 (c)(n)	2,745,000	2,738,275
Cleveland-Cliffs Inc 7.375% 5/1/2033 (c)(n)	730,000	725,964
Commercial Metals Co 3.875% 2/15/2031	655,000	587,587
Commercial Metals Co 4.125% 1/15/2030	1,140,000	1,059,391
Kaiser Aluminum Corp 4.5% 6/1/2031 (c)(n)	830,000	745,324
Kaiser Aluminum Corp 4.625% 3/1/2028 (c)	2,375,000	2,288,583
Novelis Corp 3.25% 11/15/2026 (c)	330,000	318,871
Novelis Corp 3.875% 8/15/2031 (c)	545,000	477,408
Novelis Inc/Ontario 6.875% 1/30/2030 (c)	2,770,000	2,835,814
Roller Bearing Co of America Inc 4.375% 10/15/2029 (c)(n)	1,475,000	1,387,421
Vibrantz Technologies Inc 9% 2/15/2030 (c)	2,130,000	1,948,145
		19,746,607
Paper & Forest Products - 0.2%
LABL Inc 10.5% 7/15/2027 (c)	625,000	614,889
LABL Inc 5.875% 11/1/2028 (c)	330,000	291,961
LABL Inc 9.5% 11/1/2028 (c)	220,000	216,166
Magnera Corp 7.25% 11/15/2031 (c)(n)	1,020,000	1,005,975
		2,128,991
TOTAL MATERIALS		101,243,535

Real Estate - 2.4%
Diversified REITs - 0.9%
Safehold GL Holdings LLC 2.85% 1/15/2032	1,635,000	1,381,217
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (c)	3,690,000	3,240,812
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (c)	2,175,000	2,325,471
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (c)	4,996,000	4,557,783
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (c)	1,085,000	1,007,154
		12,512,437
Health Care REITs - 1.0%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (c)	2,070,000	1,965,932
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	3,970,000	2,661,978
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	2,850,000	2,177,252
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	3,310,000	2,964,216
MPT Operating Partnership LP / MPT Finance Corp 5.25% 8/1/2026	2,150,000	2,150,390
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (c)(f)	1,785,000	1,812,682
		13,732,450
Hotel & Resort REITs - 0.1%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (c)(n)	935,000	957,026
Real Estate Management & Development - 0.3%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (c)(n)	874,400	802,248
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (c)	25,000	19,360
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (c)	32,000	25,971
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (c)	555,000	587,824
Howard Hughes Corp/The 4.125% 2/1/2029 (c)	945,000	868,261
Howard Hughes Corp/The 4.375% 2/1/2031 (c)	775,000	691,303
Kennedy-Wilson Inc 4.75% 2/1/2030 (n)	1,605,000	1,444,528
Taylor Morrison Communities Inc 5.125% 8/1/2030 (c)	395,000	381,841
		4,821,336
Specialized REITs - 0.1%
Iron Mountain Inc 4.5% 2/15/2031 (c)	545,000	501,505
Iron Mountain Inc 6.25% 1/15/2033 (c)(n)	730,000	731,285
SBA Communications Corp 3.125% 2/1/2029	550,000	500,391
		1,733,181
TOTAL REAL ESTATE		33,756,430

Utilities - 2.3%
Electric Utilities - 2.0%
Clearway Energy Operating LLC 3.75% 1/15/2032 (c)(n)	280,000	243,819
Clearway Energy Operating LLC 3.75% 2/15/2031 (c)	2,580,000	2,284,481
DPL Inc 4.35% 4/15/2029	185,000	172,480
Nextera Energy Operating Partners LP 7.25% 1/15/2029 (c)(n)	2,495,000	2,510,252
NRG Energy Inc 3.375% 2/15/2029 (c)	2,360,000	2,158,774
NRG Energy Inc 3.625% 2/15/2031 (c)	790,000	696,034
NRG Energy Inc 5.25% 6/15/2029 (c)	2,565,000	2,498,764
NRG Energy Inc 5.75% 7/15/2029 (c)(n)	1,390,000	1,365,760
NRG Energy Inc 6.25% 11/1/2034 (c)	1,460,000	1,438,599
PG&E Corp 5.25% 7/1/2030	5,970,000	5,614,426
Vistra Operations Co LLC 5% 7/31/2027 (c)	2,849,000	2,808,603
Vistra Operations Co LLC 5.625% 2/15/2027 (c)	1,965,000	1,964,652
Vistra Operations Co LLC 7.75% 10/15/2031 (c)	2,445,000	2,581,098
		26,337,742
Gas Utilities - 0.0%
Ferrellgas LP / Ferrellgas Finance Corp 5.375% 4/1/2026 (c)	295,000	294,447
Suburban Propane Partners LP/Suburban Energy Finance Corp 5.875% 3/1/2027	210,000	209,037
		503,484
Independent Power and Renewable Electricity Producers - 0.3%
Alpha Generation LLC 6.75% 10/15/2032 (c)	1,690,000	1,708,768
Sunnova Energy Corp 11.75% 10/1/2028 (c)	675,000	471,656
Sunnova Energy Corp 5.875% 9/1/2026 (c)	3,265,000	2,665,191
		4,845,615
TOTAL UTILITIES		31,686,841

TOTAL UNITED STATES		973,218,374
ZAMBIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
First Quantum Minerals Ltd 6.875% 10/15/2027 (c)	2,360,000	2,344,542
First Quantum Minerals Ltd 8.625% 6/1/2031 (c)	1,180,000	1,209,500
First Quantum Minerals Ltd 9.375% 3/1/2029 (c)	3,380,000	3,577,527

TOTAL ZAMBIA		7,131,569
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,190,446,494)		1,176,059,737

Preferred Securities - 1.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.6%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.8951% (d)(e)(q)	2,775,000	2,821,544
Financials - 1.4%
Banks - 0.9%
Bank of America Corp 5.875% (d)(n)(q)	2,195,000	2,250,378
Citigroup Inc 6.75% (d)(q)	1,750,000	1,781,494
Citigroup Inc 7.125% (d)(q)	2,535,000	2,640,310
JPMorgan Chase & Co 4.6% (d)(q)	1,580,000	1,616,349
JPMorgan Chase & Co 6.5% (d)(q)	2,785,000	2,815,883
Wells Fargo & Co 7.625% (d)(n)(q)	615,000	660,456
		11,764,870
Capital Markets - 0.3%
Charles Schwab Corp/The 4% (d)(q)	1,405,000	1,256,497
Goldman Sachs Group Inc/The 6.125% (d)(n)(q)	720,000	718,809
Goldman Sachs Group Inc/The 6.85% (d)(q)	2,080,000	2,102,145
		4,077,451
Consumer Finance - 0.2%
Ally Financial Inc 4.7% (d)(q)	1,785,000	1,639,566
Ally Financial Inc 4.7% (d)(q)	1,820,000	1,763,232
		3,402,798
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (c)(d)(q)	225,000	226,447
TOTAL UNITED STATES		22,293,110
TOTAL PREFERRED SECURITIES (Cost $20,100,623)		22,293,110

U.S. Treasury Obligations - 1.3%
	Yield (%) (r)	Principal Amount (a)	Value ($)
US Treasury Notes 4.125% 11/15/2032 (Cost $17,503,787)	4.14 to 4.55	17,982,000	17,585,132

Money Market Funds - 9.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (s)	4.37	22,404,551	22,409,031
Fidelity Securities Lending Cash Central Fund (s)(t)	4.37	115,245,898	115,257,423
TOTAL MONEY MARKET FUNDS (Cost $137,666,454)			137,666,454

TOTAL INVESTMENT IN SECURITIES - 108.1% (Cost $1,517,906,199)	1,514,432,298
NET OTHER ASSETS (LIABILITIES) - (8.1)%	(113,297,478)
NET ASSETS - 100.0%	1,401,134,820

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,123,349 or 1.4% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,015,431,052 or 72.5% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Level 3 security
(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Non-income producing - Security is in default.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,593,041 and $2,537,323, respectively.

(l)	Non-income producing
(m)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $765,150 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(n)	Security or a portion of the security is on loan at period end.
(o)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,395,128 or 0.1% of net assets.

(p)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(q)	Security is perpetual in nature with no stated maturity date.
(r)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(t)	Investment made with cash collateral received from securities on loan.
(u)	Affiliated Fund

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	4/15/22 - 12/31/24	20,459,370

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	54,802,390	343,779,390	376,173,381	1,617,790	632	-	22,409,031	22,404,551	0.0%
Fidelity Securities Lending Cash Central Fund	8,172,350	372,346,455	265,261,382	187,873	-	-	115,257,423	115,245,898	0.5%
Total	62,974,740	716,125,845	641,434,763	1,805,663	632	-	137,666,454	137,650,449

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	17,286,920	3,527,691	-	2,512,677	-	(691,262)	20,123,349	2,055,500
	17,286,920	3,527,691	-	2,512,677	-	(691,262)	20,123,349	2,055,500

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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